Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Total number of common equivalent shares excluded from the calculations of diluted earnings per share	70,000	70,000	105,000